Stock-Based Compensation - Award Modification (Details) - Blade Urban Air Mobility [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification on options to purchase shares of common stock	11,080,193
Additional stock-based compensation expense	$ 321		$ 0
Exercise price	$ 0.13		$ 0.24	$ 0.48	$ 0.38
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.22
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.48